Note 36 - Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Deposits (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Deposits (Transactions with Subsidiaries, Joint Ventures and Associates)
Deposits outstanding, beginning of year		€ 68	€ 67
Movement in deposits during the period	[1]	(11)	2
Changes in the group of consolidated companies		0	0
Exchange rate changes/other		1	0
Deposits outstanding, end of year		€ 58	€ 68

[1]	Net impact of deposits received and deposits repaid during the year is shown as Movement in deposits during the period.